Income Taxes - Schedule of reconciliation setting forth the differences between the effective tax rates (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S statutory rate	21.00%	21.00%	21.00%	21.00%
Effect of nondeductible stock-based compensation			0.80%	(1.90%)
Foreign rate differential			0.20%	2.20%
Mark to market of warrant liabilities			(1.70%)	(1.30%)
State taxes net of federal benefit			4.30%	4.50%
Non-deductible financing expenses			(0.30%)	0.40%
Valuation allowance			(24.20%)	(38.30%)
Investment transfer			0.00%	6.80%
Other differences			(0.40%)	(0.40%)
US federal and state research credits			0.40%	1.60%
Uncertain tax positions			(0.10%)	(1.10%)
Foreign earnings includible in US			0.00%	(2.00%)
Income tax provision			0.00%	(8.50%)